Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies - Other Funds
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 489.2	$ 7.4	₨ 404.0
Realized interest credited to fund	53.3	0.8	0.0
Contribution during the period	61.6	0.9	140.8
Amount paid towards claim	(172.9)	(2.6)	(55.6)
Ending Balance	₨ 431.2	$ 6.5	₨ 489.2